Fair values measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments	$ 0	$ 113
Liabilities	112,955	112,826
Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments		113
Financial assets, at fair value		113
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	55,262	58,345
Financial liabilities	51,005	51,954
Liabilities	106,267	110,299
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial liabilities not measured at fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0	0
Financial liabilities	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial liabilities not measured at fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0	0
Financial liabilities	0	0
At fair value [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	56,239	59,453
Financial liabilities	51,828	52,511
At fair value [member] | Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	56,239	59,453
Financial liabilities	$ 51,828	52,511
At fair value [member] | Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments		113
At fair value [member] | Financial assets measured at fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments		0
At fair value [member] | Financial assets measured at fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments		113
At fair value [member] | Financial assets measured at fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments		$ 0